FAIR VALUE MEASUREMENTS - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	$ 0	$ 7
Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	0	363
Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	0	0
Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	0	7
Significant Other Observable Inputs (Level 2) [Member] | Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	0	363
Significant Unobservable Inputs (Level 3) [Member] | Forward exchange rate contract [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Forward exchange rate contract receivable	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest rate swap [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Interest rate swap liabilities	$ 0	$ 0